Condensed Statements of Cash Flows (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	2 Months Ended		3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Nov. 05, 2018	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss			$ (2,023,000)	$ (90,000)	$ (3,241,000)	$ (403,000)		$ (2,047,000)	$ (259,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			78,000	89,000	163,000	185,000		360,000	315,000
Equity compensation			43,000	50,000	82,000	109,000		206,000	443,000
Change in operating assets and liabilities:
Accounts payable and accrued expenses					(1,436,000)	(20,000)		669,000	(186,000)
Other liabilities					(201,000)	23,000		108,000	41,000
Net cash (used in) provided by operating activities					(2,450,000)	1,339,000		2,744,000	1,365,000
Cash Flows from Investing Activities:
Purchase of property and equipment					(20,000)	(79,000)		(128,000)	(648,000)
Net Cash Provided by (Used in) Investing Activities					(150,000)	(718,000)		(1,065,000)	(1,579,000)
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities					1,620,000	(468,000)		(1,098,000)	(303,000)
Net (decrease) increase in cash, cash equivalents and restricted cash					(974,000)	192,000		623,000	(592,000)
Cash, cash equivalents and restricted cash at beginning of period					3,409,000	2,786,000	$ 3,378,000	2,786,000	3,378,000
Cash, cash equivalents and restricted cash at end of period	$ 2,786,000	$ 2,786,000	2,435,000	2,978,000	2,435,000	2,978,000		3,409,000	2,786,000
Cash and Restricted Cash consisted of the following:
Restricted cash	50,000	50,000	201,000	51,000	201,000	51,000		50,000	50,000
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for : Interest					69,000	116,000		246,000	336,000
Cash paid during the period for : Income taxes					10,000	24,000		26,000	17,000
Brooklyn Immunotherapeutics, LLC [Member]
Cash Flows from Operating Activities
Net loss					(3,052,658)	(4,123,578)		8,937,054
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					47,638	5,096
Equity compensation					45,468	45,744
Loss on operating sublease
Change in operating assets and liabilities:
Prepaid expenses and other current assets					(79,175)	(66,225)
Security deposits					(84,915)
Accounts payable and accrued expenses					(942,836)	(2,567,353)
Lease liability					(468)
Other liabilities					10,324	45,615
Total adjustments					(1,003,964)	(2,537,123)
Net cash (used in) provided by operating activities					(4,056,622)	(6,660,701)		9,800,291	18,436,717
Cash Flows from Investing Activities:
Patent costs
Purchase of property and equipment					(26,177)	(8,756)
Purchase of IRX - cash and restricted cash acquired
Net Cash Provided by (Used in) Investing Activities					(26,177)	(8,756)
Cash Flows from Financing Activities:
Proceeds from loans payable					309,905
Proceeds from loans payable, related parties
Proceeds from convertible debt
Proceeds from investor deposits								437,500
Proceeds from the collection of subscriptions receivable						850,000		850,000
Proceeds from sale of members' equity					3,858,750	5,080,500		7,808,250
Net cash provided by (used in) financing activities					4,168,655	5,930,500
Net (decrease) increase in cash, cash equivalents and restricted cash					85,856	(738,957)
Cash, cash equivalents and restricted cash at beginning of period					5,100,819	6,411,431		6,411,431
Cash, cash equivalents and restricted cash at end of period	6,411,431	6,411,431	5,186,675	5,672,474	5,186,675	5,672,474		5,100,819	6,411,431
Cash and Restricted Cash consisted of the following:
Cash	6,325,431	6,325,431	5,186,675	5,586,474	5,186,675	5,586,474		5,014,819	6,325,431
Restricted cash	86,000	86,000		86,000		86,000		86,000	86,000
Cash and Restricted Cash Equivalents			$ 5,186,675	$ 5,672,474	5,186,675	5,672,474
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for : Interest
Cash paid during the period for : Income taxes
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member]
Cash Flows from Operating Activities
Net loss		(2,004,472)						(8,937,054)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		1,498						20,407
Equity compensation	20,248	20,248						91,689
Loss on operating sublease								103,350
Change in operating assets and liabilities:
Prepaid expenses and other current assets								(66,670)
Security deposits								76,155
Accounts payable and accrued expenses		(168,298)						(1,087,874)
Lease liability								(294)
Other liabilities
Total adjustments		(146,552)						(863,237)
Net cash (used in) provided by operating activities		(2,151,024)						(9,800,291)
Cash Flows from Investing Activities:
Patent costs
Purchase of property and equipment								(606,071)
Purchase of IRX - cash and restricted cash acquired		336,296
Net Cash Provided by (Used in) Investing Activities		336,296						(606,071)
Cash Flows from Financing Activities:
Proceeds from loans payable
Proceeds from loans payable, related parties
Proceeds from convertible debt
Proceeds from investor deposits								437,500
Proceeds from the collection of subscriptions receivable								850,000
Proceeds from sale of members' equity		1,744,154						7,808,250
Net cash provided by (used in) financing activities		1,744,154						9,095,750
Net (decrease) increase in cash, cash equivalents and restricted cash		(70,574)						(1,310,612)
Cash, cash equivalents and restricted cash at beginning of period		6,482,005			$ 5,100,819	$ 6,411,431		6,411,431
Cash, cash equivalents and restricted cash at end of period	6,411,431	6,411,431						5,100,819	6,411,431
Cash and Restricted Cash consisted of the following:
Cash	6,325,431	6,325,431						5,014,819	6,325,431
Restricted cash	86,000	86,000						86,000	86,000
Cash and Restricted Cash Equivalents	6,411,431	6,411,431						5,100,819	6,411,431
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for : Interest
Cash paid during the period for : Income taxes
Non-cash investing and financing activities:
Investor deposits for sale of members' equity								410,512
Conversion of loans payable and interest into members' equity		1,516,346
Exchange of Series A, B and C preferred stock for common stock
Assets acquired and liabilities assumed:
Cash acquired		336,296
Prepaid expenses and other current assets		19,998
Security deposits and other assets		379,331
Goodwill		2,043,747
In-process R&D		6,860,000
Property and equipment		69,597
Accounts payable and accrued expenses		(4,528,969)
Loans payable, related parties		(1,500,000)
Loans payable		(410,000)
Total purchase price		3,270,000
Purchase price consisted of:
Members' equity issued to acquire the asset and liabilities of IRX		2,400,000
Contingent consideration		870,000
Total purchase price		$ 3,270,000
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member]
Cash Flows from Operating Activities
Net loss							(16,098,602)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization							136,314
Equity compensation
Loss on operating sublease
Change in operating assets and liabilities:
Prepaid expenses and other current assets							(69,099)
Security deposits							8,001
Accounts payable and accrued expenses							(300,034)
Lease liability
Other liabilities							37,727
Total adjustments							(187,091)
Net cash (used in) provided by operating activities							(16,285,693)		16,285,693
Cash Flows from Investing Activities:
Patent costs							(172,196)
Purchase of property and equipment							(76,485)
Purchase of IRX - cash and restricted cash acquired
Net Cash Provided by (Used in) Investing Activities							(248,681)
Cash Flows from Financing Activities:
Proceeds from loans payable							3,394,226
Proceeds from loans payable, related parties							1,500,000
Proceeds from convertible debt							11,803,321
Proceeds from investor deposits
Proceeds from the collection of subscriptions receivable
Proceeds from sale of members' equity
Net cash provided by (used in) financing activities							16,697,547
Net (decrease) increase in cash, cash equivalents and restricted cash							163,173
Cash, cash equivalents and restricted cash at beginning of period	$ 336,296						173,123		$ 173,123
Cash, cash equivalents and restricted cash at end of period							336,296
Cash and Restricted Cash consisted of the following:
Cash							250,296
Restricted cash							86,000
Cash and Restricted Cash Equivalents							336,296
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for : Interest
Cash paid during the period for : Income taxes
Non-cash investing and financing activities:
Investor deposits for sale of members' equity
Conversion of loans payable and interest into members' equity
Exchange of Series A, B and C preferred stock for common stock							106,560,811
Assets acquired and liabilities assumed:
Cash acquired
Prepaid expenses and other current assets
Security deposits and other assets
Goodwill
In-process R&D
Property and equipment
Accounts payable and accrued expenses
Loans payable, related parties
Loans payable
Total purchase price
Purchase price consisted of:
Members' equity issued to acquire the asset and liabilities of IRX
Contingent consideration
Total purchase price